Shareholders’ Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
Shareholders’ Equity

Note 4 – Shareholders’ Equity

Rubber Leaf Limited (“RLHK”) was incorporated in Hong Kong under the Companies Ordinance (Chapter 622 of the Laws of Hong Kong) as a limited liability company. The Company was established to serve as a regional subsidiary and commercial platform for Rubber Leaf Inc., focusing on cross-border operations, sales, and supply-chain coordination within Asia.

From May to July 2023, the Company issued 133,000 shares of common stock at $3.00 per share pursuant to the private placements with ten individuals for cash. The total $399,000 subscriptions were fully received as of December 31, 2025. The Company relied upon Regulation S of the Securities Act of 1933, as amended, for the sale of these securities. No commissions were paid regarding the share issuance and the share certificates were issued with a Rule 144 restrictive legend.

Note 4 – Shareholders’ Equity

Rubber Leaf Limited (“RLHK”) was incorporated in Hong Kong under the Companies Ordinance (Chapter 622 of the Laws of Hong Kong) as a limited liability company. The Company was established to serve as a regional subsidiary and commercial platform for Rubber Leaf Inc., focusing on cross-border operations, sales, and supply-chain coordination within Asia.

From May to July 2023, the Company issued 133,000 shares of common stocks at $3.00 per share pursuant to the private placements with ten individuals for cash. The total $399,000 subscriptions were fully received as of December 31, 2025. The Company relied upon Regulation S of the Securities Act of 1933, as amended, for the sale of these securities. No commissions were paid regarding the share issuance and the share certificates were issued with a Rule 144 restrictive legend.